Financial risk management (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of detailed information about hedging instruments [line items]
Disclosure of detailed information about hedging instruments [text block]

	As at December 31, 2019	As at December 31, 2018
	€m	€m
Cross Currency Interest Rate Swaps	17.5	35.7
Forward foreign exchange contracts	3.9	13.4
Total assets	21.4	49.1
Cross Currency Interest Rate Swaps	(32.8)	(35.4)
Forward foreign exchange contracts	(12.1)	(1.5)
Total liabilities	(44.9)	(36.9)
Total	(23.5)	12.2

Disclosure of financial risk management [text block]
Financial risk management

Overall risk management policy
The Company’s activities expose it to a variety of financial risks, including currency risk, interest rate risk, credit risk and liquidity risk.
The Company’s overall risk management program focuses on minimizing potential adverse effects on the Company’s financial performance. Where appropriate, the Company uses derivative financial instruments to hedge certain risk exposures.
Risk management is led by senior management and executed according to Company policy. All hedging activity is carried out by a central treasury department that evaluates and hedges financial risks according to forecasts provided by the Company’s operating units.

Derivatives and hedging

Derivatives are used for economic hedging purposes and not as speculative investments. Where derivatives do not meet hedge accounting criteria, they are classified as 'fair value through profit or loss' for accounting purposes and are accounted for at fair value through profit or loss. They are presented as current assets or liabilities to the extent they are expected to be settled within 12 months after the end of the reporting period. The Company's derivative financial instruments are disclosed within Note 34.

Hedge accounting is applied to remove the accounting mismatch between the hedging instrument and the hedged item. The effective portion of the change in the fair value of the hedging instrument is accounted for in the translation reserve or cash flow hedge reserve through Other Comprehensive Income and will be recognized in profit or loss in the same period as the hedged item. Movements in the Company's translation reserve and cash flow hedging reserve are presented in Notes 28 & 29 respectively. The Company's accounting policy for hedge accounting is disclosed within Note 3.

As at December 31, 2019, the Company has $935.6 million of U.S. Dollar LIBOR floating rate debt. The Company uses cross currency interest rate swaps to convert this into €845.1 million of debt with a fixed rate of interest, designated as a cash flow hedge. Additionally cross currency interest rate swaps have been entered into which receive €309.7 million with fixed interest flows and pays £260.8 million with fixed interest flows. £222.5 million of these swaps have been designated as a net investment hedge of the Company's investments in Pound Sterling.

In creating cash flow hedges over U.S. Dollar debt, the Company enters into cross currency hedging arrangements with similar critical terms as the hedged item, such as reference rate, reset dates, payment dates, and notional amount. As all critical terms matched during the year, the economic relationship was 100% effective. If due to certain circumstances one or more critical terms do not match, the economic relationship and the hedge effectiveness will be assessed quantitatively using a cumulative dollar-offset test.

Hedge ineffectiveness may occur due to:

-    the credit value/debit value adjustment on the cross currency interest rate swaps that is not matched to the underlying liability, and/or

-    differences in critical terms between the cross currency interest rate swaps and underlying liability, and/or

-    the effects of the forthcoming reforms to LIBOR, because these might take effect at a different time and have a different impact on the hedged item and the hedging instrument.

There was no material ineffectiveness during 2019 in relation to the cross currency interest rate swaps.

The effects of the cash flow hedging instruments on the Company's financial position and performance are as follows:

All amounts stated in €m, unless otherwise stated	December 31, 2019	December 31, 2018
Derivative financial instruments - cross currency interest rate swaps
Carrying amount of asset/(liability)	(18.5)	(25.6)
Notional amount (USD)	$935.6	$953.4
Maturity date	5/15/2022	5/15/2022
Change in fair value of outstanding hedging instruments since January 1	7.1	35.6
Change in value of hedged item used to determine effectiveness	(7.1)	(35.6)
Weighted average hedged rate for the year	1.11	1.11

The effects of the net investment hedging instruments on the Company's financial position and performance are as follows:

All amounts stated in €m, unless otherwise stated	December 31, 2019	December 31, 2018
UK cross-currency interest rate swaps hedge
Carrying amount of cross-currency interest rate swaps	2.4	21.6
Notional amount (GBP)	£222.5	£224.7
Maturity Date	5/15/2022	5/15/2022
Change in fair value of cross-currency interest rate swaps as a result of foreign currency movements since January 1	(13.2)	3.7
Change in value of hedged item used to determine hedge effectiveness	13.2	(3.4)
Weighted average hedged rate for the year	1.19	1.19

The impact of the net investment hedge is taken directly to equity via the foreign currency translation reserve. The amount taken to this reserve that arose on the translation of the notional component of cross currency interest rate swaps was a loss of €13.2 million (2018: €3.4 million gain).

In determining hedge effectiveness for a net investment hedge, the economic relationship between hedging instrument and balance sheet exposure should be established including the notional amount and currency of the underlying investment. Hedge ineffectiveness may arise due to the value of the hedged item being less than the notional value of the hedging instrument. There was no material ineffectiveness in the net investment hedge in either 2019 or 2018. The ineffective amount taken through the Consolidated Statements of Profit or Loss in 2019 amounted to €nil (2018: €0.3 million).

The Company's policy is to reduce its risk of foreign exchange movements on material operating cash flows in currencies other than the operating entity's functional currency using forward foreign exchange contracts designated as cash flow hedges.

In order to qualify as a cash flow hedge, the hedging instrument must meet the requirements of IAS 39, including that the hedging instrument must align with the hedged item. The group designates the forward component of forward contracts as the hedging instrument.

Hedge ineffectiveness may arise if the timing of the forecast transaction changes from what was originally estimated.

The effects of the foreign currency hedging instruments on the Company's financial position and performance are as follows:

As at December 31, 2019	EUR/USD	GBP/USD	GBP/EUR	SEK/EUR	Other Currencies
	€m	€m	€m	€m	€m
Derivative financial instruments - forward currency contracts
Carrying amount of asset/(liability)	2.1	(1.7)	(8.3)	(0.3)	(0.3)
Notional amount	220.6	56.5	217.4	70.1	42.3
Fair value (gains)/losses of outstanding hedging instruments since January 1	10.5	(0.7)	(10.9)	2.1	0.2
Weighted average hedge rate for the year	1.14	1.28	1.12	0.09	0.21

As at December 31, 2018	EUR/USD	GBP/USD	GBP/EUR	SEK/EUR	Other Currencies
	€m	€m	€m	€m	€m
Derivative financial instruments - forward currency contracts
Carrying amount of asset/(liability)	8.4	2.0	1.4	(0.6)	0.5
Notional amount	224.9	47.2	97.4	65.6	38.5
Fair value losses of outstanding hedging instruments since January 1	14.1	4.5	1.9	1.5	0.8
Weighted average hedge rate for the year	1.20	1.34	1.12	0.10	—

Gains in the year from foreign exchange swap contracts used for liquidity purposes designated as fair value through the Consolidated Statements of Profit or Loss amounted to €4.8 million (2018: €1.0 million loss, 2017: €3.5 million loss).

Losses in the year from cross currency interest rate swap contracts designated as fair value through the Consolidated Statement of Profit or Loss amounted to €13.6 million (2018: €0.4 million gain, 2017: €3.9 million gain).

Market risk (including foreign exchange and interest rate risk)
In managing market risks, the Company aims to minimize the impact of short term fluctuations on the Company’s earnings. Over the longer term, permanent changes in both foreign exchange rates and interest rates will have an impact on consolidated earnings.

Currency risk	Foreign currency risk on assets and liabilities in currencies other than functional currency
Foreign Exchange

translation risk
The Company is exposed to foreign exchange translation risk arising from the translation of assets and liabilities denominated in currencies other than the Euro. Key areas of foreign currency exposure include non-Euro debt and investments in subsidiaries not held in Euro. Company policy is to mitigate the potential foreign exchange translation risk by converting where appropriate, borrowings into Euro. This has been achieved on the U.S. Dollar debt through the use of cross currency swaps designated as a cash flow hedge. The Company also hedges translational exposure on consolidation of GBP net assets through the use of currency swaps designated as a net investment hedge.

Mitigation & Impact on

Statement of Financial	Foreign exchange translation risk resulting from the translation of non-Euro

Position	Denominated borrowings into Euros, to the extent that they are hedged will be mitigated by the translation of the underlying cross currency interest rate hedging arrangements.

As at 31 December 2019, 85.3% of the Company’s Pound Sterling cross currency interest rate swaps are designated as hedges against the Company’s investment in its UK subsidiaries (2018: 85.3%, 2017: 82.8%). As at December 31, 2019, this represented 104% of the net assets held in GBP (2018: 103%).

Sensitivity analysis	During 2019, the Euro weakened by 5.3% against Pound Sterling (2018: strengthened by 1.3%).

The notional amount of Pound Sterling cross currency interest rate swaps designated as a Net Investment hedge is £222.5 million. A 1% movement in the GBP-EUR foreign exchange rate would result in a gain or loss of €2.6 million (2018: €2.5 million) which would be taken to equity.

Hedge accounting is not applied to 14.7% of the Company's Pound Sterling cross currency interest rate swaps. A 1% movement in the GBP-EUR foreign exchange rate would result in a gain or loss of €0.5 million (2018: 0.5 million).

In addition, the impact on the related interest charge for each 1% movement in the GBP-EUR foreign exchange rate would be to decrease or increase the charge by €0.1 million, (2018: €0.1 million) within the Company Consolidated Statements of Profit or Loss.

Currency risk	Foreign currency risk on purchases

The Company is exposed to foreign exchange risk where a business unit has material operating cash flows in a currency other than the functional currency of that entity.
The most significant exposures for the Company are the purchase of raw materials, stock and services purchased in U.S. Dollars and Euros.

Mitigation & Impact on	The Company’s policy is to reduce this risk by using foreign exchange forward contracts

Statement of Financial	which are designated as cash flow hedges.
Position / Equity
As at December 31, 2019, the fair value of forward contracts entered into to hedge the future purchase of U.S. Dollars is an asset of €0.4 million (2018: €10.6 million asset). All forecast transactions are still expected to occur. As at December 31, 2019, 82.7% (2018: 85.2%) of forecast future U.S. Dollar payments to the end of 2019 were hedged through the use of forward contracts and existing cash. All forward contracts have been designated as cash flow hedges and have a maturity within the next 12 months.

The fair value of the Euro forward contracts with reference to non-Euro functional currencies as at December 31, 2019, is a liability of €9.0 million (2018: €1.1 million). As at December 31, 2019, 95.2% (2018: 69.5%) of forecast future net Euro payments to the end of 2019 were hedged through the use of forward contracts and existing cash. All forward contracts have been designated as cash flow hedges and have a maturity within the next 12 months.

Sensitivity analysis
During 2019, the Euro weakened by 5.3% against Pound Sterling (2018: strengthened by 1.3%, 2017: strengthened by 3.9%), weakened by 2% against the U.S.Dollar (2018: weakened by 4.5%, 2017: strengthened by 13.9%) and strengthened by 2.2% against the Swedish Krona (2018: strengthened by 4.1%, 2017: strengthened by 2.7%).

On an annualized 2019 basis, and assuming all other factors remain constant, for each 1% movement in value of the Euro against Pound Sterling, the impact to the Company profit or loss before tax would be approximately €1.4 million (2018: €1.2 million), excluding the impact of any forward contracts.

On an annualized 2019 basis, and assuming all other factors remain constant, for each 1% movement in value of the Euro against the U.S.Dollar, the impact to the Company profit or loss before tax would be approximately €2.8 million (2018: €2.3 million), excluding the impact of any forward contracts.

On an annualized 2019 basis, and assuming all other factors remain constant, for each 1% movement in value of the Euro against Swedish Krona, the impact to the Company profit or loss before tax would be approximately €1.2 million (2018: €1.3 million), excluding the impact of any forward contracts.

We do not expect purchase levels to be materially different in the coming year.

Interest rate risk

Description	The Company is exposed to changes in interest rates to the extent that it enters into floating rate borrowings.

Mitigation & Impact on
Equity / Income The Company’s policy on interest rate risk is to mitigate the Company’s exposure to fluctuations

Statement	in interest rates.

As a result of decisions taken by national regulators, LIBOR and EURIBOR may become phased out and replaced by a replacement reference index. If LIBOR ceases to exist, we may need to renegotiate our Senior Facilities Agreement with our lenders and cross currency interest rate swaps, and continue to discuss the topic with our external banking counterparties. Our expectation is that these contracts can be aligned to the new benchmarks as they become known, and that it is highly probable that the existing hedging relationships can be continued.

Sensitivity analysis	During 2019, three month EURIBOR rates remained below zero (2018: no change). Within the Euro denominated senior loans, there is a EURIBOR floor of 0%.

If interest rates were to move by 1%, this would have a correspondingly decrease or increase in the Company’s profit/(loss) before tax by approximately €5.6 million (2018: €5.7 million).

Credit risk

Description
Credit risk arises on cash and cash equivalents, derivative financial instruments with banks and financial institutions, any short term investments, as well as on credit exposures to customers. See Note 18 for analysis of the trade receivables balance and Note 20 for analysis of the cash and cash equivalents balance.

Mitigation
The Company limits counterparty exposures by monitoring each counterparty carefully and where possible, sets credit limits according to approved treasury policy. The Company limits its exposure to individual financial institutions by diversification of exposure across a range of financial institutions.

The credit quality of customers is assessed taking into account their financial position, past experience and other factors. Credit limits are set for customers and regularly monitored to mitigate ongoing payment risk.

Liquidity risk

Description
The Company is exposed to the risk that it is unable to meet its commitments as they fall due. The Company has financial conditions, including financial covenants as part of the Senior debt arrangements which it must comply with in order to maintain its current level of borrowings. There have been no breaches of the covenants throughout the year.

Mitigation
The Company ensures that it has sufficient cash and available funding through regular cash flow and covenant forecasting. In addition, the Company has access to a revolving credit facility of €80.0 million, expiring in May 2023 and receivables financing facilities. This is available to finance working capital requirements and for general corporate purposes. Currently €17.2 million is utilized for letters of credit, overdrafts, customer bonds and bank guarantees.

Capital risk management

The objective of the Company when considering total capital is to protect the value of capital investments and to generate returns on shareholder funds. Total capital is defined as including Loans and Borrowings and equity, including derivatives used for the purpose of hedging currency and interest exposure on Loans and Borrowings, but excluding the cashflow hedging reserve.

In support of its objectives, the Company may undertake actions to adjust its capital structure accordingly. Actions may include, but not limited to, raising or prepayment of Borrowings together with related derivative instruments, issuance of additional share capital, payment of dividends or share buy-back.
Maturity analysis
The USD denominated term loans include the requirement to repay 1% of notional per annum. In 2019 this amounts to €8.6 million (2018: €8.4 million) In addition, the Senior Facilities Agreement also includes an excess cashflow calculation whereupon an amount of principal shall be repaid based upon terms including cash generated and leverage. Based upon the calculation as at December 31, 2019, no excess cashflow will be repayable in 2020 (2018: €12.1 million, repaid in 2019). Amounts have been reflected as current borrowings in the tables below.
The tables below show a maturity analysis of contractual undiscounted cash flows prepared using forward interest rates where applicable, showing items at the earliest date on which the Company could be required to pay the liability:

2019	2020	2021	2022	2023	2024	Over 5 years	Total
	€m	€m	€m	€m	€m	€m	€m
Borrowings-principal	10.8	9.6	8.6	8.6	1,753.4	—	1,791.0
Borrowings-interest	61.1	59.8	59.4	59.1	25.0	—	264.4
Forward contracts Sell	666.2	—	—	—	—	—	666.2
Forward contracts Buy	(658.5)	—	—	—	—	—	(658.5)
Cross Currency Interest Rate Swaps Pay	38.8	38.6	1,138.4	—	—	—	1,215.8
Cross Currency Interest Rate Swaps Receive	(49.4)	(48.2)	(1,136.0)	—	—	—	(1,233.6)
Lease Liabilities	16.8	15.2	13.3	7.5	7.0	85.7	145.5
Trade and other payables excluding non-financial liabilities	483.4	—	—	—	—	—	483.4
Total	569.2	75.0	83.7	75.2	1,785.4	85.7	2,674.2

As detailed in Note 2, following the adoption of IFRS 16 Leases on January 1, 2019, loans and borrowings now include lease liabilities.

2018	2019	2020	2021	2022	2023	Over 5 years	Total
	€m	€m	€m	€m	€m	€m	€m
Borrowings-principal	23.4	8.4	8.4	8.4	8.4	1,737.4	1,794.4
Borrowings-interest	67.9	67.6	67.1	66.7	66.3	26.3	361.9
Forward contracts Sell	671.9	—	—	—	—	—	671.9
Forward contracts Buy	(686.7)	—	—	—	—	—	(686.7)
Cross Currency Interest Rate Swaps Pay	40.1	39.8	39.6	1,130.8	—	—	1,250.3
Cross Currency Interest Rate Swaps Receive	(56.7)	(56.4)	(55.9)	(1,130.1)	—	—	(1,299.1)
Trade and other payables excluding non-financial liabilities	534.9	—	—	—	—	—	534.9
Total	594.8	59.4	59.2	75.8	74.7	1,763.7	2,627.6

Disclosure of offsetting of financial assets and financial liabilities [text block]
The following table sets out the carrying amounts of recognized financial instruments that are subject to the above agreements.

	Gross amount of financial instruments as presented upon balance sheet	Related financial instruments that are offset	Net amount
As at Dec 31, 2019	€m	€m	€m
Derivatives - assets	21.4	(21.4)	—
Derivatives - liabilities	(44.9)	21.4	(23.5)

	Gross amount of financial instruments as presented upon balance sheet	Related financial instruments that are offset	Net amount
As at Dec 31, 2018	€m	€m	€m
Derivatives - assets	49.1	(29.8)	19.3
Derivatives - liabilities	(36.9)	29.8	(7.1)

Disclosure of financial instruments [text block]
Categories of financial instruments
The following table shows the carrying amount of each Statement of Financial Position class split into the relevant category of financial instrument as defined in IFRS 9 'Financial Instruments'.

	Financial assets at amortized cost	Financial Assets at Fair Value through profit or loss	Derivatives at fair value through profit or loss	Derivatives used for hedging	Financial liabilities at amortized cost	Total
2019	€m	€m	€m	€m	€m	€m
Assets
Trade receivables	143.6	—	—	—	—	143.6
Derivative financial instruments	—	—	1.0	20.4	—	21.4
Cash and cash equivalents	747.4	78.7	—	—	—	826.1
Short - term investments	—	25.0	—	—	—	25.0
Liabilities
Trade and other payables excluding non-financial liabilities	—	—	—	—	(483.4)	(483.4)
Derivative financial instruments	—	—	—	(44.9)	—	(44.9)
Loans and borrowings (1)	—	—	—	—	(1,884.2)	(1,884.2)
Total	891.0	103.7	1.0	(24.5)	(2,367.6)	(1,396.4)

(1) Loans and borrowings excludes €8.9 million of deferred borrowing costs which are included within €1,875.3 million of total loans and borrowings in Note 21.
Financial instruments

Categories of financial instruments
The following table shows the carrying amount of each Statement of Financial Position class split into the relevant category of financial instrument as defined in IFRS 9 'Financial Instruments'.

	Financial assets at amortized cost	Financial Assets at Fair Value through profit or loss	Derivatives at fair value through profit or loss	Derivatives used for hedging	Financial liabilities at amortized cost	Total
2019	€m	€m	€m	€m	€m	€m
Assets
Trade receivables	143.6	—	—	—	—	143.6
Derivative financial instruments	—	—	1.0	20.4	—	21.4
Cash and cash equivalents	747.4	78.7	—	—	—	826.1
Short - term investments	—	25.0	—	—	—	25.0
Liabilities
Trade and other payables excluding non-financial liabilities	—	—	—	—	(483.4)	(483.4)
Derivative financial instruments	—	—	—	(44.9)	—	(44.9)
Loans and borrowings (1)	—	—	—	—	(1,884.2)	(1,884.2)
Total	891.0	103.7	1.0	(24.5)	(2,367.6)	(1,396.4)

(1) Loans and borrowings excludes €8.9 million of deferred borrowing costs which are included within €1,875.3 million of total loans and borrowings in Note 21.

	Financial assets at amortized cost	Financial Assets at Fair Value through profit or loss	Derivatives at fair value through profit or loss	Derivatives used for hedging	Financial liabilities at amortized cost	Total
2018	€m	€m	€m	€m	€m	€m
Assets
Trade receivables	98.3	—	—	—	—	98.3
Derivative financial instruments	—	—	4.6	44.5	—	49.1
Cash and cash equivalents	297.0	30.6	—	—	—	327.6
Liabilities
Trade and other payables excluding non-financial liabilities	—	—	—	—	(534.9)	(534.9)
Derivative financial instruments	—	—	(0.3)	(36.6)	—	(36.9)
Loans and borrowings (2)	—	—	—	—	(1,775.2)	(1,775.2)
Total	395.3	30.6	4.3	7.9	(2,310.1)	(1,872.0)

(2) Loans and borrowings excludes €10.9 million of deferred borrowing costs which are included within €1,764.3 million of total non-current loans and borrowings in Note 21.

Fair values
Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, Nomad uses various methods including market, income and cost approaches. Based on these approaches, Nomad utilizes certain assumptions that market participants would use in pricing the asset or liability, including assumptions about risk and the risks inherent in the inputs to the valuation technique. These inputs may be readily observable, market corroborated, or generally unobservable inputs.  The fair value hierarchy ranks the quality and reliability of the information used to determine fair values.
Financial assets and liabilities carried at fair value will be classified and disclosed in one of the following three categories:
Level 1—Quoted prices for identical assets and liabilities traded in active exchange markets, such as the New York Stock Exchange.
Level 2—Observable inputs other than Level 1 including quoted prices for similar assets or liabilities, quoted prices in less active markets, or other observable inputs that can be corroborated by observable market data.
Level 3—Unobservable inputs supported by little or no market activity for financial instruments whose value is determined using pricing models, discounted cash flow methodologies, or similar techniques, as well as instruments for which the determination of fair value requires significant management judgment or estimation; also includes observable inputs for non binding single dealer quotes not corroborated by observable market data. Where market information is not available to support internal valuations, reviews of third party valuations are performed.
While Nomad believes its valuation methods are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different estimate of fair value at the reporting date.
The following is a description of the valuation methodologies and assumptions used for estimating the fair values of financial instruments held by the Company.

(i)	Derivative financial instruments
Derivative financial instruments are held at fair value. There is no difference between carrying value and fair value. The valuation technique utilized by the Company maximizes the use of observable market data where it is available. All significant inputs required to fair value the instrument are observable. The Company has classified its derivative financial instruments as level 2 instruments as defined in IFRS 13 ‘Fair value measurement’.

(ii)	Trade and other payables/receivables
The notional amount of trade and other payables/receivables are deemed to be carried at fair value, short term and settled in cash.

(iii)	Cash and cash equivalents
The carrying value of cash and cash equivalents is deemed to equal fair value.

(iv)	Short-term investments
Short-term investments are valued using inputs that are derived principally from or corroborated by observable market data. The Company has classified these as level 2 instruments as defined in IFRS 13 “Fair value measurement”.

(v)	Interest bearing loans and liabilities
The fair value of secured notes is determined by reference to price quotations in the active market in which they are traded. They are classified as level 1 instruments. The fair value of the senior loans is calculated by discounting the expected future cash flows at the year end’s prevailing interest rates. They are classified as level 2 instruments. There is no requirement to determine or disclose the fair value of lease liabilities.

	Fair value		Carrying value
	December 31, 2019	December 31, 2018	December 31, 2019	December 31, 2018
	€m	€m	€m	€m
Senior EUR/USD loans	1,396.9	1,347.2	1,371.9	1,372.2
Other external debt	3.3	3.0	3.3	3.0
2024 fixed rate senior secured notes	411.3	395.2	400.0	400.0
Less deferred borrowing costs	—	—	(8.9)	(10.9)
	1,811.5	1,745.4	1,766.3	1,764.3

Derivatives

	As at December 31, 2019	As at December 31, 2018
	€m	€m
Cross Currency Interest Rate Swaps	17.5	35.7
Forward foreign exchange contracts	3.9	13.4
Total assets	21.4	49.1
Cross Currency Interest Rate Swaps	(32.8)	(35.4)
Forward foreign exchange contracts	(12.1)	(1.5)
Total liabilities	(44.9)	(36.9)
Total	(23.5)	12.2

Offsetting of derivatives
Derivative contracts are held under International Swaps and Derivatives Association (ISDA) agreements with financial institutions. An ISDA is an enforceable master netting agreement that permits the Company to settle net in the event of default.
The following table sets out the carrying amounts of recognized financial instruments that are subject to the above agreements.

	Gross amount of financial instruments as presented upon balance sheet	Related financial instruments that are offset	Net amount
As at Dec 31, 2019	€m	€m	€m
Derivatives - assets	21.4	(21.4)	—
Derivatives - liabilities	(44.9)	21.4	(23.5)

	Gross amount of financial instruments as presented upon balance sheet	Related financial instruments that are offset	Net amount
As at Dec 31, 2018	€m	€m	€m
Derivatives - assets	49.1	(29.8)	19.3
Derivatives - liabilities	(36.9)	29.8	(7.1)

Disclosure of maturity analysis for non-derivative financial liabilities [text block]
The tables below show a maturity analysis of contractual undiscounted cash flows prepared using forward interest rates where applicable, showing items at the earliest date on which the Company could be required to pay the liability:

2019	2020	2021	2022	2023	2024	Over 5 years	Total
	€m	€m	€m	€m	€m	€m	€m
Borrowings-principal	10.8	9.6	8.6	8.6	1,753.4	—	1,791.0
Borrowings-interest	61.1	59.8	59.4	59.1	25.0	—	264.4
Forward contracts Sell	666.2	—	—	—	—	—	666.2
Forward contracts Buy	(658.5)	—	—	—	—	—	(658.5)
Cross Currency Interest Rate Swaps Pay	38.8	38.6	1,138.4	—	—	—	1,215.8
Cross Currency Interest Rate Swaps Receive	(49.4)	(48.2)	(1,136.0)	—	—	—	(1,233.6)
Lease Liabilities	16.8	15.2	13.3	7.5	7.0	85.7	145.5
Trade and other payables excluding non-financial liabilities	483.4	—	—	—	—	—	483.4
Total	569.2	75.0	83.7	75.2	1,785.4	85.7	2,674.2

As detailed in Note 2, following the adoption of IFRS 16 Leases on January 1, 2019, loans and borrowings now include lease liabilities.

2018	2019	2020	2021	2022	2023	Over 5 years	Total
	€m	€m	€m	€m	€m	€m	€m
Borrowings-principal	23.4	8.4	8.4	8.4	8.4	1,737.4	1,794.4
Borrowings-interest	67.9	67.6	67.1	66.7	66.3	26.3	361.9
Forward contracts Sell	671.9	—	—	—	—	—	671.9
Forward contracts Buy	(686.7)	—	—	—	—	—	(686.7)
Cross Currency Interest Rate Swaps Pay	40.1	39.8	39.6	1,130.8	—	—	1,250.3
Cross Currency Interest Rate Swaps Receive	(56.7)	(56.4)	(55.9)	(1,130.1)	—	—	(1,299.1)
Trade and other payables excluding non-financial liabilities	534.9	—	—	—	—	—	534.9
Total	594.8	59.4	59.2	75.8	74.7	1,763.7	2,627.6

Disclosure of maturity analysis for derivative financial liabilities [text block]
The tables below show a maturity analysis of contractual undiscounted cash flows prepared using forward interest rates where applicable, showing items at the earliest date on which the Company could be required to pay the liability:

2019	2020	2021	2022	2023	2024	Over 5 years	Total
	€m	€m	€m	€m	€m	€m	€m
Borrowings-principal	10.8	9.6	8.6	8.6	1,753.4	—	1,791.0
Borrowings-interest	61.1	59.8	59.4	59.1	25.0	—	264.4
Forward contracts Sell	666.2	—	—	—	—	—	666.2
Forward contracts Buy	(658.5)	—	—	—	—	—	(658.5)
Cross Currency Interest Rate Swaps Pay	38.8	38.6	1,138.4	—	—	—	1,215.8
Cross Currency Interest Rate Swaps Receive	(49.4)	(48.2)	(1,136.0)	—	—	—	(1,233.6)
Lease Liabilities	16.8	15.2	13.3	7.5	7.0	85.7	145.5
Trade and other payables excluding non-financial liabilities	483.4	—	—	—	—	—	483.4
Total	569.2	75.0	83.7	75.2	1,785.4	85.7	2,674.2

As detailed in Note 2, following the adoption of IFRS 16 Leases on January 1, 2019, loans and borrowings now include lease liabilities.

2018	2019	2020	2021	2022	2023	Over 5 years	Total
	€m	€m	€m	€m	€m	€m	€m
Borrowings-principal	23.4	8.4	8.4	8.4	8.4	1,737.4	1,794.4
Borrowings-interest	67.9	67.6	67.1	66.7	66.3	26.3	361.9
Forward contracts Sell	671.9	—	—	—	—	—	671.9
Forward contracts Buy	(686.7)	—	—	—	—	—	(686.7)
Cross Currency Interest Rate Swaps Pay	40.1	39.8	39.6	1,130.8	—	—	1,250.3
Cross Currency Interest Rate Swaps Receive	(56.7)	(56.4)	(55.9)	(1,130.1)	—	—	(1,299.1)
Trade and other payables excluding non-financial liabilities	534.9	—	—	—	—	—	534.9
Total	594.8	59.4	59.2	75.8	74.7	1,763.7	2,627.6

Cash flow hedges [member]
Disclosure of detailed information about hedging instruments [line items]
Disclosure of financial instruments [text block]
performance are as follows:

All amounts stated in €m, unless otherwise stated	December 31, 2019	December 31, 2018
Derivative financial instruments - cross currency interest rate swaps
Carrying amount of asset/(liability)	(18.5)	(25.6)
Notional amount (USD)	$935.6	$953.4
Maturity date	5/15/2022	5/15/2022
Change in fair value of outstanding hedging instruments since January 1	7.1	35.6
Change in value of hedged item used to determine effectiveness	(7.1)	(35.6)
Weighted average hedged rate for the year	1.11	1.11

Hedges of net investment in foreign operations [member]
Disclosure of detailed information about hedging instruments [line items]
Disclosure of financial instruments [text block]
and performance are as follows:

All amounts stated in €m, unless otherwise stated	December 31, 2019	December 31, 2018
UK cross-currency interest rate swaps hedge
Carrying amount of cross-currency interest rate swaps	2.4	21.6
Notional amount (GBP)	£222.5	£224.7
Maturity Date	5/15/2022	5/15/2022
Change in fair value of cross-currency interest rate swaps as a result of foreign currency movements since January 1	(13.2)	3.7
Change in value of hedged item used to determine hedge effectiveness	13.2	(3.4)
Weighted average hedged rate for the year	1.19	1.19

Foreign currency hedging instruments [Domain]
Disclosure of detailed information about hedging instruments [line items]
Disclosure of financial instruments [text block]
position and performance are as follows:

As at December 31, 2019	EUR/USD	GBP/USD	GBP/EUR	SEK/EUR	Other Currencies
	€m	€m	€m	€m	€m
Derivative financial instruments - forward currency contracts
Carrying amount of asset/(liability)	2.1	(1.7)	(8.3)	(0.3)	(0.3)
Notional amount	220.6	56.5	217.4	70.1	42.3
Fair value (gains)/losses of outstanding hedging instruments since January 1	10.5	(0.7)	(10.9)	2.1	0.2
Weighted average hedge rate for the year	1.14	1.28	1.12	0.09	0.21

As at December 31, 2018	EUR/USD	GBP/USD	GBP/EUR	SEK/EUR	Other Currencies
	€m	€m	€m	€m	€m
Derivative financial instruments - forward currency contracts
Carrying amount of asset/(liability)	8.4	2.0	1.4	(0.6)	0.5
Notional amount	224.9	47.2	97.4	65.6	38.5
Fair value losses of outstanding hedging instruments since January 1	14.1	4.5	1.9	1.5	0.8
Weighted average hedge rate for the year	1.20	1.34	1.12	0.10	—